Summary of significant accounting policies - Others (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue recognition
Revenue recognized included in the receipts in advance from customers balance	¥ 12,700	¥ 8,100
Long-term investment
Impairment loss of long-term investment	0	14,751	¥ 0
Sales and marketing expenses
Advertising expenditure	¥ 1,035	2,643	3,731
Segment reporting
Number of reportable segments | segment	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%
Profit Appropriation to Statutory Surplus Fund	¥ 0	0	127
Appropriation of profits to other reserves funds	¥ 0	¥ 0	¥ 0